[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6877
garyrawitz@paulhastings.com


July 22, 2009


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 898 (the "Trust")
         (File Nos. 811-02754 and 333-159863)


Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of one underlying unit investment trust portfolio, Ibbotson Alternatives Allocation Portfolio 2009-3. A previous series of the Trust had been submitted on behalf of Van Kampen Unit Trusts, Series 873 (File No. 333-158012) and declared effective by the Commission on May 22, 2009. In addition to holding shares of open-end mutual funds, closed-end funds and exchange-traded funds organized as open-end funds, this series of the Trust may also hold exchange-traded funds organized as common law investment trusts ("Commodity ETFs"). The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with the previous series of the Trust referenced above, and, as a result of holding Commodity ETFs in its portfolio, disclosure has been revised reflecting its status as a grantor trust for federal tax purposes. The disclosure concerning Commodity ETFs is substantially similar to that included in Van Kampen Unit Trusts, Series 894 (Van Kampen Precious Metals and Mining Portfolio 2009-3) which received a comment letter from the Staff dated June 17, 2009 (Registration No. 333-159775). Similar to previous series of the Ibbotson Alternatives Allocation Portfolio, this series of the Trust will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of open-end mutual funds and exchange-traded funds organized as open-end funds.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end funds, as noted above. The most recent such filing was declared effective by the Commission on May 22, 2009, with respect to Van Kampen Unit Trusts, Series 873 (File No. 333-158012).

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective on or about August 21, 2009.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6877 with any questions you may have or for any further information you may desire.

Very truly yours,



/s/ Gary D. Rawitz
Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP